UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21681
                                   ---------------------------------------------

                       Old Mutual/Claymore Long-Short Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                            2455 Corporate West Drive

                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                     -------------

Date of fiscal year end: December 31
                         -----------
Date of reporting period: March 31, 2010
                          --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

OLD MUTUAL/CLAYMORE LONG-SHORT FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

NUMBER
OF SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
                     Long-Term Investments - 131.9%
                     CONSUMER DISCRETIONARY - 13.9%
          19,820     Aaron's, Inc. (a)                                                            $     660,799
          17,100     Aeropostale, Inc. (a) (b)                                                          492,993
           2,845     Amazon.com, Inc. (a) (b)                                                           386,152
           9,587     Autoliv, Inc. (Sweden) (a) (b)                                                     494,018
          39,839     Big Lots, Inc. (a) (b)                                                           1,450,936
          22,375     Career Education Corp. (a) (b)                                                     707,945
         198,554     Comcast Corp. - Class A (c)                                                      3,736,786
          94,532     DISH Network Corp. - Class A (a)                                                 1,968,156
         218,744     Eastman Kodak Co. (b)                                                            1,266,528
          12,536     Federal Mogul Corp. (b)                                                            230,161
         381,121     Ford Motor Co. (b) (c)                                                           4,790,691
          22,806     Marriott International ,Inc. - Class A (a)                                         718,845
          53,557     New York Times Co. - Class A (b)                                                   596,090
           1,401     Stanley Black & Decker, Inc. (a)                                                    80,431
          32,277     Starbucks Corp. (b) (c)                                                            783,363
          54,398     Time Warner Cable, Inc. (a)                                                      2,899,957
         105,214     Time Warner, Inc. (a)                                                            3,290,042
                                                                                                 ---------------
                                                                                                     24,553,893
                                                                                                 ---------------

                     CONSUMER STAPLES - 11.9%
          35,089     Dean Foods Co. (a) (b)                                                             550,546
          13,070     Hershey Co.                                                                        559,527
         107,036     Philip Morris International, Inc. (c)                                            5,582,998
         240,442     Sara Lee Corp. (c)                                                               3,349,357
         113,863     SUPERVALU, Inc. (a)                                                              1,899,235
         177,980     SYSCO Corp. (c)                                                                  5,250,410
         109,023     Tyson Foods, Inc. - Class A (c)                                                  2,087,790
          46,502     Walgreen Co. (a)                                                                 1,724,759
                                                                                                 ---------------
                                                                                                     21,004,622
                                                                                                 ---------------

                     ENERGY - 15.5%
           5,554     BJ Services Co. (a)                                                                118,856
         101,007     Chevron Corp. (c)                                                                7,659,361
         126,043     ConocoPhillips (c)                                                               6,449,620
          28,237     Exxon Mobil Corp. (c)                                                            1,891,314
          11,117     Helix Energy Solutions Group, Inc. (b)                                             144,855
          65,261     Hess Corp. (c)                                                                   4,082,076
           1,620     Marathon Oil Corp. (c)                                                              51,257
          93,668     Murphy Oil Corp. (c)                                                             5,263,205
           4,211     Smith International, Inc. (a)                                                      180,315
          13,466     Whiting Petroleum Corp. (a) (b)                                                  1,088,591
           9,913     XTO Energy, Inc.                                                                   467,695
                                                                                                 ---------------
                                                                                                     27,397,145
                                                                                                 ---------------

                     FINANCIALS - 23.0%
         124,550     American Express Co. (c)                                                         5,138,933
          23,001     Annaly Capital Management, Inc. - REIT (a)                                         395,157
          15,841     Aspen Insurance Holdings Ltd. (Bermuda)                                            456,854
          44,147     Bank of America Corp. (c)                                                          788,024
          11,600     BlackRock, Inc. (a)                                                              2,526,016
             427     BOK Financial Corp. (a)                                                             22,392
         340,108     Chimera Investment Corp. - REIT (a)                                              1,323,020
         343,541     Citigroup, Inc. (b)                                                              1,391,341
         160,593     Discover Financial Services (c)                                                  2,392,836
          21,046     Endurance Specialty Holdings Ltd. (Bermuda) (a)                                    781,859
             167     First Citizens BancShares, Inc. - Class A (a)                                       33,193
          98,880     Hudson City Bancorp, Inc. (c)                                                    1,400,141
          39,578     M&T Bank Corp. (a)                                                               3,141,702
          67,202     Moody's Corp. (a)                                                                1,999,260
         168,261     New York Community Bancorp, Inc. (a)                                             2,783,037
          64,584     NYSE Euronext (a)                                                                1,912,332
          26,092     Plum Creek Timber Co., Inc. - REIT (a)                                           1,015,240
           3,622     PNC Financial Services Group, Inc. (a)                                             216,233
          47,464     T Rowe Price Group, Inc. (c)                                                     2,607,198
          15,293     Torchmark Corp. (c)                                                                818,328
         167,746     US Bancorp. (c)                                                                  4,341,266
         168,414     Wells Fargo & Co. (a)                                                            5,241,044
                                                                                                 ---------------
                                                                                                     40,725,406
                                                                                                 ---------------

                     HEALTH CARE - 19.9%
           2,284     Abbott Laboratories (a)                                                            120,321
         164,276     AmerisourceBergen Corp. (c)                                                      4,750,862
         105,108     Amgen, Inc. (b) (c)                                                              6,281,254
          62,069     Biogen Idec, Inc. (a) (b)                                                        3,560,278
         152,898     Cardinal Health, Inc. (c)                                                        5,508,915
          22,612     Cephalon, Inc. (a) (b)                                                           1,532,641
           3,396     Community Health Systems, Inc. (a) (b)                                             125,414
           2,544     Cooper Cos., Inc. (a)                                                               98,911
           2,803     Hill-Rom Holdings, Inc. (a)                                                         76,270
          50,205     Johnson & Johnson (a)                                                            3,273,366
          80,947     McKesson Corp. (c)                                                               5,319,837
             949     Millipore Corp. (a) (b)                                                            100,214
          15,233     Stryker Corp. (a)                                                                  871,632
         155,531     Tenet Healthcare Corp. (b)                                                         889,637
          26,630     WellPoint, Inc. (a) (b)                                                          1,714,440
          15,094     Zimmer Holdings, Inc. (a) (b)                                                      893,565
                                                                                                 ---------------
                                                                                                     35,117,557
                                                                                                 ---------------

                     INDUSTRIALS - 12.5%
           7,632     Crane Co. (a)                                                                      270,936
          62,826     Delta Air Lines, Inc. (b)                                                          916,631
          79,142     Fluor Corp. (a)                                                                  3,680,894
          37,054     General Dynamics Corp. (c)                                                       2,860,569
           1,687     General Electric Co. (a)                                                            30,703
           6,923     Hubbell, Inc. - Class B (a)                                                        349,127
          47,361     Illinois Tool Works, Inc. (c)                                                    2,243,017
           4,949     ITT Corp. (a)                                                                      265,316
           8,505     Joy Global, Inc. (a)                                                               481,383
          25,748     KBR, Inc. (a)                                                                      570,576
           4,208     L-3 Communications Holdings, Inc. (a)                                              385,579
          39,666     Lockheed Martin Corp. (a)                                                        3,301,004
          13,723     Navistar International Corp. (a) (b)                                               613,830
          26,898     Northrop Grumman Corp. (a)                                                       1,763,702
          28,307     United Parcel Service, Inc. - Class B (a)                                        1,823,254
          35,342     United Technologies Corp. (a)                                                    2,601,525
                                                                                                 ---------------
                                                                                                     22,158,046
                                                                                                 ---------------

                     INFORMATION TECHNOLOGY - 23.7%
           1,425     AVX Corp.                                                                           20,235
             913     Computer Sciences Corp. (a) (b)                                                     49,749
         238,654     Corning, Inc. (c)                                                                4,823,197
         177,082     Dell, Inc. (a) (b)                                                               2,658,001
          10,415     Harris Corp.                                                                       494,608
         107,848     Ingram Micro, Inc. - Class A (a) (b)                                             1,892,732
          97,999     Intel Corp. (c)                                                                  2,181,458
          63,341     International Business Machines Corp. (c)                                        8,123,483
         183,263     Jabil Circuit, Inc. (a)                                                          2,967,028
          11,390     Lender Processing Services, Inc. (a)                                               429,973
         256,315     Micron Technology, Inc. (b)                                                      2,663,113
         303,811     Microsoft Corp. (c)                                                              8,892,548
          20,832     Molex, Inc. (a)                                                                    434,556
          15,244     Symantec Corp. (a) (b)                                                             257,928
          28,373     Tech Data Corp. (a) (b)                                                          1,188,829
         182,570     Texas Instruments, Inc. (c)                                                      4,467,488
          13,647     Xilinx, Inc. (a)                                                                   347,999
                                                                                                 ---------------
                                                                                                     41,892,925
                                                                                                 ---------------

                     MATERIALS - 4.5%
           1,420     Airgas, Inc. (a)                                                                    90,340
           3,266     Cabot Corp. (c)                                                                     99,287
             841     CF Industries Holdings, Inc. (a)                                                    76,682
          23,244     Eastman Chemical Co. (a)                                                         1,480,178
          27,434     EI du Pont de Nemours & Co. (a)                                                  1,021,642
          15,264     Freeport-McMoRan Copper & Gold, Inc. (a)                                         1,275,155
         287,207     Huntsman Corp. (a)                                                               3,460,844
          16,106     International Paper Co. (a)                                                        396,369
           1,946     Schnitzer Steel Industries, Inc. - Class A (a)                                     102,223
                                                                                                 ---------------
                                                                                                      8,002,720
                                                                                                 ---------------

                     TELECOMMUNICATIONS - 3.8%
         118,694     AT&T, Inc. (c)                                                                   3,067,053
          31,777     NII Holdings, Inc. (a) (b)                                                       1,323,830
         631,625     Sprint Nextel Corp. (b)                                                          2,400,175
                                                                                                 ---------------
                                                                                                      6,791,058
                                                                                                 ---------------

                     UTILITIES - 3.2%
         224,234     AES Corp. (b)                                                                    2,466,574
           2,899     Allegheny Energy, Inc. (a)                                                          66,677
          32,793     Energen Corp. (a)                                                                1,525,858
           4,707     Exelon Corp. (a)                                                                   206,214
           5,225     FirstEnergy Corp. (a)                                                              204,245
          37,734     PPL Corp. (a)                                                                    1,045,609
           2,674     UGI Corp. (a)                                                                       70,968
                                                                                                 ---------------
                                                                                                      5,586,145
                                                                                                 ---------------
                     TOTAL LONG-TERM INVESTMENTS - 131.9%
                     (Cost $225,600,441)                                                            233,229,517
                                                                                                 ---------------

NUMBER
OF SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
                     MONEY MARKET FUNDS - 0.3%
         479,667     Dreyfus Institutional Reserve Money Market Fund
                     (Cost $479,667)                                                                    479,667
                                                                                                 ---------------

                     TOTAL INVESTMENTS - 132.2%
                     (Cost $226,080,108)                                                            233,709,184
                     Securities Sold Short - (30.4%)
                     (Proceeds $44,331,782)                                                         (53,685,804)
                     Total Value of Options Written
                     (Premiums received $4,390,104) - (2.8%)                                         (5,043,219)
                     Other Assets in excess of Liabilities - 1.0%                                     1,847,278
                                                                                                 ---------------
                     NET ASSETS  - 100.0%                                                         $ 176,827,439
                                                                                                 ===============

Number
of Shares                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
                     SECURITIES SOLD SHORT - 30.4%
                     COMMON STOCKS - 29.0%
                     CONSUMER DISCRETIONARY - 1.8%
          48,152     Central European Media Enterprises Ltd. - Class A (Bermuda)                      1,411,335
          23,270     Clear Channel Outdoor Holdings, Inc. - Class A                                     246,895
           1,358     Interactive Data Corp.                                                              43,456
           2,627     International Speedway Corp. - Class A                                              67,698
          22,317     LKQ Corp.                                                                          453,035
           1,472     Morningstar, Inc.                                                                   70,788
           6,590     Penn National Gaming, Inc.                                                         183,202
          27,292     Weight Watchers International, Inc.                                                696,765
                                                                                                 ---------------
                                                                                                      3,173,174
                                                                                                 ---------------

                     ENERGY - 4.7%
           5,398     Chesapeake Energy Corp.                                                            127,609
          40,963     Comstock Resources, Inc.                                                         1,302,623
          14,850     Denbury Resources, Inc.                                                            250,520
          12,995     EXCO Resources, Inc.                                                               238,848
          15,725     Exterran Holdings, Inc.                                                            380,073
          10,965     Forest Oil Corp.                                                                   283,116
          11,992     Holly Corp.                                                                        334,697
           3,800     National Oilwell Varco, Inc.                                                       154,204
          13,187     Newfield Exploration Co.                                                           686,383
          19,886     Petrohawk Energy Corp.                                                             403,288
          46,663     Range Resources Corp.                                                            2,187,095
         159,617     SandRidge Energy, Inc.                                                           1,229,051
          12,399     Seahawk Drilling, Inc.                                                             233,721
             692     Southwestern Energy Co.                                                             28,178
          20,375     Teekay Corp. (Marshall Islands)                                                    463,328
                                                                                                 ---------------
                                                                                                      8,302,734
                                                                                                 ---------------

                     FINANCIALS - 7.4%
           1,676     AMB Property Corp. - REIT                                                           45,654
           2,932     American National Insurance Co.                                                    332,899
          78,822     First Horizon National Corp.                                                     1,107,443
          98,488     Genworth Financial, Inc. - Class A                                               1,806,270
          68,679     GLG Partners, Inc.                                                                 210,845
          70,283     Interactive Brokers Group, Inc. - Class A                                        1,135,071
          38,938     Leucadia National Corp.                                                            966,052
           4,067     Loews Corp.                                                                        151,618
           1,396     Markel Corp.                                                                       523,025
         182,456     Marshall & Ilsley Corp.                                                          1,468,771
          64,265     Old Republic International Corp.                                                   814,880
         286,065     ProLogis - REIT                                                                  3,776,058
          31,402     Regions Financial Corp.                                                            246,506
          13,208     SunTrust Banks, Inc.                                                               353,842
          36,742     Synovus Financial Corp.                                                            120,881
                                                                                                 ---------------
                                                                                                     13,059,815
                                                                                                 ---------------

                     HEALTH CARE - 5.9%
           5,542     Abraxis Bioscience, Inc.                                                           286,799
          10,524     Amylin Pharmaceuticals, Inc.                                                       236,685
           5,321     Brookdale Senior Living, Inc.                                                      110,836
             894     Covance, Inc.                                                                       54,883
          27,739     Dendreon Corp.                                                                   1,011,641
         138,360     Hologic, Inc.                                                                    2,565,194
         245,829     King Pharmaceuticals, Inc.                                                       2,890,949
           2,277     Myriad Genetics, Inc.                                                               54,762
           4,176     United Therapeutics Corp.                                                          231,058
          75,920     Vertex Pharmaceuticals, Inc.                                                     3,102,850
                                                                                                 ---------------
                                                                                                     10,545,657
                                                                                                 ---------------

                     INDUSTRIALS - 1.9%
          33,790     AMR Corp.                                                                          307,827
          42,559     BE Aerospace, Inc.                                                               1,295,922
          13,872     Corrections Corp. of America                                                       275,498
             623     Kirby Corp.                                                                         23,767
          26,671     TransDigm Group, Inc.                                                            1,414,630
                                                                                                 ---------------
                                                                                                      3,317,644
                                                                                                 ---------------

                     INFORMATION TECHNOLOGY - 6.2%
          78,651     Brocade Communications Systems, Inc.                                               449,097
         187,704     Ciena Corp.                                                                      2,860,609
          77,032     Cypress Semiconductor Corp.                                                        885,868
          12,263     Itron, Inc.                                                                        889,926
         115,089     MEMC Electronic Materials, Inc.                                                  1,764,314
          31,899     Monster Worldwide, Inc.                                                            529,843
          73,165     Nuance Communications, Inc.                                                      1,217,466
          97,252     Rambus, Inc.                                                                     2,124,956
           7,801     Rovi Corp.                                                                         289,651
                                                                                                 ---------------
                                                                                                     11,011,730
                                                                                                 ---------------

                     MATERIALS - 1.1%
          37,650     Intrepid Potash, Inc.                                                            1,141,925
           5,986     Mosaic Co.                                                                         363,769
           9,045     Weyerhaeuser Co.                                                                   409,467
                                                                                                 ---------------
                                                                                                      1,915,161
                                                                                                 ---------------

                     TOTAL COMMON STOCKS SOLD SHORT - 29.0 %
                     (Proceeds $43,153,066)                                                          51,325,915
                                                                                                 ---------------

                     TRACKING STOCKS - 1.3%
                     CONSUMER DISCRETIONARY - 1.3%
          53,528     Liberty Media Corp. - Capital Series A                                           1,946,813
          20,025     Liberty Media Corp. - Interactive Series A                                         306,583
                                                                                                 ---------------
                     (Proceeds $1,058,346)                                                            2,253,396
                                                                                                 ---------------

                     MASTER LIMITED PARTNERSHIPS - 0.1%
                     FINANCIALS- 0.1%
           2,983     Lazard Ltd. - Class A (Bermuda)
                     (Proceeds $120,370)                                                                106,493
                                                                                                 ---------------

                     TOTAL SECURITIES SOLD SHORT - 30.4 %
                     (Proceeds $44,331,782)                                                       $  53,685,804
                                                                                                 ===============

Contracts
(100 shares                                                       Expiration     Exercise
per contract)        Options Written (b)                             Date          Price                  Value
----------------------------------------------------------------------------------------------------------------
                     CALL OPTIONS WRITTEN (b)
             475     Dow Jones Industrial Average                 April 2010      $103.00         $     279,062
             333     Dow Jones Industrial Average                 April 2010       113.00                 1,832
             780     ISE SINdex                                   April 2010       107.50               292,500
              30     NASDAQ 100 Stock Index                       April 2010     2,050.00                 3,975
             130     NYSE Arca Natural Gas Index                  April 2010       580.00                32,500
              35     NYSE Arca Natural Gas Index                  April 2010       520.00                77,350
             230     Philadelphia Housing Index                   April 2010       103.00               213,900
              45     Philadelphia Utility Index                   April 2010       400.00                17,550
             155     Russell 2000 Index                           April 2010       720.00                 8,137
             115     S&P 400 Midcap Index                         April 2010       770.00               281,175
           1,375     S&P 100 Index                                April 2010       510.00             3,774,375
             460     S&P 100 Index                                April 2010       560.00                11,500
              95     S&P 500 Index                                April 2010     1,225.00                 4,513
                                                                                                 ---------------
                     (Premiums received $4,284,349)                                                   4,998,369
                                                                                                 ---------------

                     PUT OPTIONS WRITTEN (b)
              65     S&P 500 Index                                April 2010     1,150.00
                     (Premiums received $105,755)                                                        44,850
                                                                                                 ---------------

                     TOTAL OPTIONS WRITTEN
                                                                                                 ---------------
                     (Premiums received $4,390,104)                                               $   5,043,219
                                                                                                 ===============


ISE - International Securities Exchange, LLC
NYSE  Arca - NYSE Arca, Inc.
REIT - Real Estate Investment Trust
S&P - Standard and Poor's

(a) All or a portion of these securities are held as collateral for options.
(b) Non-income producing security.
(c) All or a portion of these securities are held as collateral for securities sold short.

Securities are classified by sectors that represent broad groupings of related industries.


-------------------------------------------------------------------------------
                               Country Allocation*
-------------------------------------------------------------------------------
United States                                                            99.3%
Bermuda                                                                   0.5%
Sweden                                                                    0.2%
-------------------------------------------------------------------------------

*  Subject to change daily.  Based on total investments.


                   Securities Sold Short Country Allocation**
-------------------------------------------------------------------------------
United States                                                            96.3%
Bermuda                                                                   2.8%
Marshall Islands                                                          0.9%
-------------------------------------------------------------------------------

** Subject to change daily. Based on securities sold short.


See previously submitted notes to financial statements for the period ended December 31, 2009.


On April 21, 2010, the Fund's Board of Trustees approved the termination of the investment sub-advisory agreement with Analytic Investors, Inc. ("Analytic"). Notice of termination as investment sub-adviser has been provided to Analytic. On April 21, 2010, the Fund's Board of Trustees approved the appointment of a new investment sub-adviser to the Fund, Guggenheim Partners Asset Management ("GPAM") effective June 22, 2010. At such time GPAM will enter into an an interim investment sub-advisory agreement (the "Interim Sub-Advisory Agreement") with Claymore Advisors, LLC, the Fund's investment adviser ("Claymore") and the Fund, which will be in effect for an interim period of up to 150 days. The Board also approved a new sub-advisory agreement among the Fund, Claymore and GPAM (the "New Sub-Advisory Agreement") and intends to submit the New Sub-Advisory Agreement to shareholders for approval at the annual meeting of shareholders of the Fund currently scheduled for July 19, 2010. The New Sub-Advisory Agreement will become effective upon approval by shareholders.

Effective on or about June 22, 2010, the Fund will change its name to the Guggenheim Enhanced Equity Income Fund, and its NYSE ticker symbol will change to GPM.

The Fund will continue to seek its primary investment objective of seeking a high level of current income and gains with a secondary objective of long-term capital appreciation. While the Fund currently seeks to achieve its investment objective through a long-short strategy and an opportunistic covered call writing strategy, GPAM will manage the Fund utilizing a covered call strategy developed by GPAM to seek to utilize efficiencies from the tax characteristics of the Fund's portfolio. As of June 22, 2010, selling securities short will no longer be a principal investment strategy of the Fund.

The Fund previously paid to Claymore an investment advisory fee at an annual rate equal to 1.00% of the average daily value of the Fund's total managed assets. Claymore currently pays to Analytic a sub-advisory fee equal to 0.50% of the Fund's total managed assets. Effective April 20, 2010, Claymore and the Fund contractually agreed to a permanent ten basis point reduction in the advisory fee, such that the Fund pays to Claymore an investment advisory fee at an annual rate equal to 0.90% of the average daily value of the Fund's total managed assets.

Commencing as of the date of the Interim Sub-Advisory Agreement and pending Fund shareholder approval, continuing during the term of the New Sub-Advisory Agreement, Claymore has agreed to waive an additional ten basis points of the advisory fee, such that the Fund will pay to Claymore an investment advisory fee at an annual rate equal to 0.80% of the average daily value of the Fund's total managed assets.

At March 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments excluding short sales transactions and excluding written options for tax purposes are as follows:

                                                                                    Net Tax
                                         Gross Tax           Gross Tax           Unrealized
    Cost of Investments for             Unrealized          Unrealized      Appreciation on
               Tax Purposes           Appreciation        Depreciation          Investments
---------------------------      -----------------     ---------------     ----------------
     $          227,859,596       $     16,471,622      $ (10,622,034)      $     5,849,588
---------------------------      -----------------     ---------------     ----------------

At March 31, 2010, the cost and related gross unrealized appreciation and depreciation on securities sold short for tax purposes are as follows:

                                                                                    Net Tax
                                         Gross Tax           Gross Tax           Unrealized
Proceeds of Investments for             Unrealized          Unrealized      Depreciation on
               Tax Purposes           Appreciation        Depreciation          Investments
---------------------------      -----------------     ---------------     ----------------
     $           43,924,517       $        584,238      $ (10,345,525)      $   (9,761,287)
---------------------------      -----------------     ---------------     ----------------


In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of March 31, 2010.


DESCRIPTION                                     LEVEL 1                LEVEL 2               LEVEL 3                TOTAL
-------------------------------------    ----------------------   ------------------    ------------------    -------------------
(VALUE IN $000S)
Assets:
Common stocks                              $           233,229      $             -       $             -       $        233,229
Money Market Funds                                         480                    -                     -                    480
                                         ----------------------   ------------------    ------------------    -------------------
Total                                      $           233,709      $             -       $             -       $        233,709
                                         ======================   ==================    ==================    ===================

Liabilities:
Common stocks                              $            51,326      $             -       $             -       $         51,326
Tracking stocks                                          2,253                    -                     -                  2,253
Master Limited Partnerships                                107                    -                     -                    107
Derivatives                                              5,043                    -                     -                  5,043
                                         ----------------------   ------------------    ------------------    -------------------
Total                                      $            58,729      $             -       $             -       $         58,729
                                         ======================   ==================    ==================    ===================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Old Mutual/Claymore Long-Short Fund
-----------------------------------

By: /s/ J. Thomas Futrell
    -----------------------------------------------
Name:   J. Thomas Futrell
Title:  Chief Executive Officer

Date:   May 20, 2010


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Thomas Futrell
    -----------------------------------------------
Name:   J. Thomas Futrell
Title:  Chief Executive Officer

Date:   May 20, 2010


By: /s/ Steven M. Hill
    -----------------------------------------------
Name:   Steven M. Hill
Title:  Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:   May 20, 2010